Quarterly Holdings Report
for
Fidelity® OTC Portfolio
October 31, 2022
OTC-NPRT1-1222
1.809071.119
Common Stocks - 96.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)	333,301	74
Entertainment - 2.1%
Activision Blizzard, Inc.	645,221	46,972
Electronic Arts, Inc.	2,332	294
NetEase, Inc. ADR	14,659	815
Netflix, Inc. (a)	1,254,110	366,050
Take-Two Interactive Software, Inc. (a)	11,543	1,368
		415,499
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	10,616,933	1,003,406
Class C (a)	6,249,988	591,624
Match Group, Inc. (a)	231,952	10,020
Meta Platforms, Inc. Class A (a)	2,932,211	273,165
Snap, Inc. Class A (a)	14,745,054	146,123
Tencent Holdings Ltd. sponsored ADR (b)	2,867,271	75,352
Vimeo, Inc. (a)	282,379	1,073
Yandex NV Series A (a)(c)	2,813,567	9,650
		2,110,413
Media - 3.1%
Charter Communications, Inc. Class A (a)	848,439	311,903
Comcast Corp. Class A	9,887,651	313,834
		625,737
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	62,638	9,493
TOTAL COMMUNICATION SERVICES		3,161,216
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.5%
Rivian Automotive, Inc.	13,054	456
Tesla, Inc. (a)	397,668	90,485
		90,941
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	19,083	2,040
Churchill Downs, Inc.	1,044,694	217,202
Marriott International, Inc. Class A	42,680	6,833
Vail Resorts, Inc.	19,929	4,367
Wynn Resorts Ltd. (a)	122,302	7,815
		238,257
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	258,918	16,462
Amazon.com, Inc. (a)	11,882,038	1,217,196
ContextLogic, Inc. (a)(b)	147,465	115
Etsy, Inc. (a)	137,258	12,890
Global-e Online Ltd. (a)	250,087	6,325
JD.com, Inc. Class A	8,611	157
Meituan Class B (a)(d)	5,221,647	83,601
Pinduoduo, Inc. ADR (a)	983,995	53,952
thredUP, Inc. (a)	86,924	107
Zomato Ltd. (a)	7,745,200	5,904
		1,396,709
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	288,600	45,743
Specialty Retail - 2.8%
Five Below, Inc. (a)	913,981	133,761
Lowe's Companies, Inc.	936,555	182,581
Ross Stores, Inc.	2,513,415	240,509
TJX Companies, Inc.	196,227	14,148
		570,999
Textiles, Apparel & Luxury Goods - 2.5%
Kontoor Brands, Inc.	5,843	209
lululemon athletica, Inc. (a)	979,321	322,236
LVMH Moet Hennessy Louis Vuitton SE	262,545	165,665
NIKE, Inc. Class B	163,456	15,149
		503,259
TOTAL CONSUMER DISCRETIONARY		2,845,908
CONSUMER STAPLES - 4.6%
Beverages - 3.1%
Diageo PLC	2,691,952	110,781
Keurig Dr. Pepper, Inc.	7,033,884	273,196
Monster Beverage Corp. (a)	2,508,898	235,134
		619,111
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	121,270	60,817
Food Products - 1.2%
Mondelez International, Inc.	4,069,245	250,177
Personal Products - 0.0%
The Honest Co., Inc. (a)(b)	158,539	525
TOTAL CONSUMER STAPLES		930,630
ENERGY - 5.9%
Energy Equipment & Services - 1.7%
Halliburton Co.	3,551,537	129,347
Schlumberger Ltd.	3,171,467	165,011
TGS ASA ADR	2,334,220	35,177
		329,535
Oil, Gas & Consumable Fuels - 4.2%
Cenovus Energy, Inc. (Canada)	165,947	3,355
Diamondback Energy, Inc.	1,367,253	214,809
EOG Resources, Inc.	13,762	1,879
Hess Corp.	982,106	138,556
Reliance Industries Ltd.	12,455,117	383,614
Reliance Industries Ltd. sponsored GDR (d)	1,786,616	109,073
		851,286
TOTAL ENERGY		1,180,821
FINANCIALS - 2.2%
Banks - 2.1%
Bank of America Corp.	1,949,286	70,252
Fifth Third Bancorp	2,955,780	105,492
Huntington Bancshares, Inc.	12,944,296	196,494
Wells Fargo & Co.	1,268,166	58,323
Wintrust Financial Corp.	44,026	4,122
		434,683
Capital Markets - 0.0%
S&P Global, Inc.	683	219
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(e)	10,036,067	15,456
TOTAL FINANCIALS		450,358
HEALTH CARE - 9.9%
Biotechnology - 5.6%
Alnylam Pharmaceuticals, Inc. (a)	1,153,249	239,022
Amgen, Inc.	665,645	179,957
Arcutis Biotherapeutics, Inc. (a)	837,194	14,802
Ascendis Pharma A/S sponsored ADR (a)	272,851	31,378
GenSight Biologics SA (a)(b)	213,065	714
Ionis Pharmaceuticals, Inc. (a)	31,805	1,406
Regeneron Pharmaceuticals, Inc. (a)	538,231	403,000
Relay Therapeutics, Inc. (a)	1,107,450	24,608
Trevena, Inc. (a)(b)	447,843	77
Vertex Pharmaceuticals, Inc. (a)	638,776	199,298
Xencor, Inc. (a)	898,312	25,153
		1,119,415
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	601,661	72,669
Figs, Inc. Class A (a)	45,265	334
Insulet Corp. (a)	747,700	193,512
Neuronetics, Inc. (a)	38,742	129
Outset Medical, Inc. (a)	40,161	624
Pulmonx Corp. (a)	26,206	350
Tandem Diabetes Care, Inc. (a)	192,385	10,802
		278,420
Health Care Providers & Services - 1.4%
agilon health, Inc. (a)	435,676	8,648
Cigna Corp.	75,285	24,322
Guardant Health, Inc. (a)	2,094,647	103,685
Humana, Inc.	252,363	140,839
		277,494
Health Care Technology - 0.0%
Certara, Inc. (a)	223,966	2,739
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	286,891	7,798
Bruker Corp.	2,470,522	152,777
Illumina, Inc. (a)	39,013	8,927
Nanostring Technologies, Inc. (a)	1,145,348	11,980
Olink Holding AB ADR (a)	1,060,532	19,440
Seer, Inc. (a)	590,731	4,625
		205,547
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,688,117	99,278
Elanco Animal Health, Inc. (a)	89,078	1,175
TherapeuticsMD, Inc. (a)(b)	6,867	43
		100,496
TOTAL HEALTH CARE		1,984,111
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.8%
Space Exploration Technologies Corp.:
Class A (a)(c)(e)	2,034,880	142,442
Class C (a)(c)(e)	70,920	4,964
		147,406
Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)	807,578	1,429
rights (a)(c)	11,102	5
rights (a)(c)	11,102	4
rights (a)(c)	11,103	3
		1,441
Professional Services - 1.1%
Verisk Analytics, Inc.	1,212,537	221,688
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	149,561	11,141
CSX Corp.	287,352	8,350
		19,491
TOTAL INDUSTRIALS		390,026
INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	1,770,483	80,433
IT Services - 3.5%
Gartner, Inc. (a)	1,069,035	322,763
MasterCard, Inc. Class A	854,564	280,451
MongoDB, Inc. Class A (a)	96,389	17,642
PayPal Holdings, Inc. (a)	171,176	14,307
Twilio, Inc. Class A (a)	922	69
X Holdings I, Inc. (c)(e)	70,915	70,915
		706,147
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	2,004,389	120,384
Analog Devices, Inc.	220,417	31,436
Applied Materials, Inc.	1,979,082	174,733
ASML Holding NV	574,426	271,370
Enphase Energy, Inc. (a)	38,500	11,820
Lam Research Corp.	362,339	146,668
Marvell Technology, Inc.	10,093,655	400,516
NVIDIA Corp.	2,066,520	278,918
NXP Semiconductors NV	540,660	78,980
Skyworks Solutions, Inc.	93,562	8,047
SolarEdge Technologies, Inc. (a)	80,879	18,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,714,128	228,605
Texas Instruments, Inc.	589,545	94,699
		1,864,781
Software - 14.5%
Adobe, Inc. (a)	135,152	43,046
ANSYS, Inc. (a)	53,425	11,815
Aspen Technology, Inc. (a)	883,938	213,427
Atom Tickets LLC (a)(c)(e)(f)	516,103	0
Autodesk, Inc. (a)	238,574	51,126
Cadence Design Systems, Inc. (a)	879,600	133,163
Dropbox, Inc. Class A (a)	193,104	4,200
Duck Creek Technologies, Inc. (a)	24,804	296
Dynatrace, Inc. (a)	9,173	323
Epic Games, Inc. (a)(c)(e)	77,600	69,059
HIVE Blockchain Technologies Ltd. (a)(b)	503,946	1,572
Intuit, Inc.	305,182	130,465
Microsoft Corp.	9,503,447	2,206,035
Salesforce.com, Inc. (a)	8,600	1,398
Stripe, Inc. Class B (a)(c)(e)	91,800	2,186
Synopsys, Inc. (a)	170,213	49,796
Workday, Inc. Class A (a)	70,529	10,990
		2,928,897
Technology Hardware, Storage & Peripherals - 13.9%
Apple, Inc.	18,131,166	2,780,234
Samsung Electronics Co. Ltd.	252,120	10,492
Western Digital Corp. (a)	286,132	9,834
		2,800,560
TOTAL INFORMATION TECHNOLOGY		8,380,818
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	8,108	4,593
TOTAL COMMON STOCKS (Cost $11,797,489)		19,328,481

Preferred Stocks - 1.8%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
Reddit, Inc.:
Series B(a)(c)(e)	1,337,584	51,858
Series C(a)(c)(e)	300,673	11,657
Series D(a)(c)(e)	929,200	36,025
Series E(a)(c)(e)	33,800	1,310
Series F(a)(c)(e)	1,250,100	48,466
		149,316
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(e)	3,300	1,171

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (e)	391,560	19,199

TOTAL CONSUMER DISCRETIONARY		20,370

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(c)(e)	62,037	43,426
Series H(a)(c)(e)	65,670	45,969
		89,395
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
AppNexus, Inc.:
Series E (Escrow)(a)(c)(e)	1,416,796	44
Series F (Escrow)(a)(c)(e)	90,913	25
ByteDance Ltd. Series E1 (a)(c)(e)	174,336	27,374
		27,443
Software - 0.0%
Stripe, Inc. Series H (a)(c)(e)	39,000	929
Tenstorrent, Inc. Series C1 (a)(c)(e)	41,000	1,794
		2,723
TOTAL INFORMATION TECHNOLOGY		30,166

TOTAL CONVERTIBLE PREFERRED STOCKS		289,247
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(e)	103,940	4,763
Series B2(a)(c)(e)	178,470	8,526
		13,289
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series E (e)	1,272,556	62,395

TOTAL CONSUMER DISCRETIONARY		75,684

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(e)	30,303	6,558

TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,242
TOTAL PREFERRED STOCKS (Cost $233,661)		371,489

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $61,458)	89,436	59,072

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(e)(h) (Cost $2,280)	2,280	2,280

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j) (Cost $41,642)	41,637,574	41,642

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $12,136,530)	19,802,964
NET OTHER ASSETS (LIABILITIES) - 1.7%	333,095
NET ASSETS - 100.0%	20,136,059

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,674,000 or 1.0% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $678,791,000 or 3.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

AppNexus, Inc. Series E (Escrow)	8/01/14 - 9/17/14	0

AppNexus, Inc. Series F (Escrow)	8/23/16	40

Atom Tickets LLC	8/15/17	3,152

ByteDance Ltd. Series E1	11/18/20	19,103

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Reddit, Inc. Series B	7/26/17	18,989

Reddit, Inc. Series C	7/24/17	4,743

Reddit, Inc. Series D	2/04/19	20,151

Reddit, Inc. Series E	5/18/21	1,436

Reddit, Inc. Series F	8/11/21	77,249

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21	1,565

Tenstorrent, Inc. Series C1	4/23/21	2,438

Tenstorrent, Inc. 0%	4/23/21	2,280

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

X Holdings I, Inc.	10/27/21	54,255

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	214,599	235,678	450,277	166	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	148,107	205,489	311,954	459	-	-	41,642	0.1%
Total	362,706	441,167	762,231	625	-	-	41,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanostring Technologies, Inc.	31,085	-	15,266	-	(47,267)	43,428	-
Total	31,085	-	15,266	-	(47,267)	43,428	-

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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